UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments
July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.1%

Aerospace & Defense-1.1%
24,000	European Aeronautic Defence and Space Co. NV	$1,433,106

Airlines-1.3%
33,505	Japan Airlines Co., Ltd. (a)	1,779,450

Auto Components-0.6%
22,500	Bridgestone Corp.	799,714

Beverages-1.5%
64,200	Diageo PLC	2,006,024

Capital Markets-1.6%
77,000	Daiwa Securities Group, Inc.	657,461
127,500	Och-Ziff Capital Management Group, LLC-Class A (a)	1,440,750
		2,098,211

Chemicals-3.2%
88,500	Clariant AG (b)	1,383,754
36,966	Croda International PLC	1,410,924
21,000	Koninklijke DSM NV	1,475,092
		4,269,770

Commercial Banks-7.5%
136,003	Aozora Bank, Ltd.	420,885
94,500	Bangkok Bank PCL	618,930
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	596,113
27,500	Hana Financial Group, Inc.	881,234
216,000	Malayan Banking BHD	683,156
100,000	Mitsubishi UFJ Financial Group, Inc.	613,829
17,500	PNC Financial Services Group, Inc.	1,330,875
742,904	PT Bank Rakyat Indonesia Persero Tbk	596,347
97,000	Sberbank of Russia-ADR	1,124,230
60,000	Standard Chartered PLC	1,391,488
7,000	Sumitomo Mitsui Financial Group, Inc.	320,652
31,000	Wells Fargo & Co. (a)	1,348,500
		9,926,239

Commercial Services & Supplies-1.8%
128,000	RR Donnelley & Sons Co.	2,430,720

Communications Equipment-2.9%
51,000	Cisco Systems, Inc.	1,303,050
39,100	QUALCOMM, Inc. (a)	2,523,905
		3,826,955

Computers & Peripherals-2.0%
6,000	Apple, Inc. (a)	2,715,000

Construction & Engineering-1.0%
25,500	Vinci SA	1,376,972

Construction Materials-0.8%
14,500	HeidelbergCement AG	1,113,809

Diversified Consumer Services-1.3%
290,442	Anhanguera Educacional Participacoes SA	1,760,717

Shares	Security Description	Value

Diversified Financial Services-1.5%
51,500	Bank of America Corp.	$751,900
25,000	Citigroup, Inc.	1,303,500
		2,055,400

Diversified Telecommunication Services-1.6%
28,500	Verizon Communications, Inc.	1,410,180
17,000	Ziggo NV	675,312
		2,085,492

Electric Utilities-1.5%
198,500	EDP - Energias do Brasil SA	1,027,587
10,500	ITC Holdings Corp. (a)	963,585
		1,991,172

Energy Equipment & Services-1.5%
9,000	National Oilwell Varco, Inc.	631,530
99,500	Petroleum Geo-Services ASA	1,339,826
		1,971,356

Food & Staples Retailing-2.3%
11,300	Costco Wholesale Corp. (a)	1,325,377
35,500	Walgreen Co.	1,783,875
		3,109,252

Food Products-2.6%
42,000	Mondelez International, Inc.-Class A	1,313,340
32,500	Nestle SA	2,201,902
		3,515,242

Health Care Equipment & Supplies-1.2%
26,500	Covidien PLC	1,633,195

Health Care Providers & Services-3.2%
44,500	HCA Holdings, Inc.	1,735,500
13,800	McKesson Corp.	1,692,708
12,000	UnitedHealth Group, Inc.	874,200
		4,302,408

Hotels, Restaurants & Leisure-1.0%
24,593	Las Vegas Sands Corp.	1,366,633

Household Durables-2.2%
31,500	DR Horton, Inc.	633,150
49,500	Electrolux AB-Series B	1,442,135
24,000	Lennar Corp.-Class A	812,880
		2,888,165

Household Products-2.3%
29,000	Colgate-Palmolive Co.	1,736,230
13,500	Energizer Holdings, Inc.	1,374,300
		3,110,530

Insurance-2.7%
150,500	BB Seguridade Participacoes SA (b)	1,216,481
30,500	Validus Holdings, Ltd.	1,080,615
4,800	Zurich Insurance Group AG (b)	1,291,999
		3,589,095

Shares	Security Description	Value

IT Services-3.1%
31,057	Accenture PLC-Class A (a)	$2,292,317
9,700	International Business Machines Corp. (a)	1,891,888
		4,184,205

Life Sciences Tools & Services-0.7%
9,500	Thermo Fisher Scientific, Inc.	865,545

Machinery-1.8%
22,000	GEA Group AG	907,738
16,000	Snap-On, Inc.	1,517,600
		2,425,338

Media-4.0%
134,383	British Sky Broadcasting Group PLC	1,692,682
38,500	Comcast Corp.-Class A (a)	1,735,580
6,000	Kabel Deutschland Holding AG	676,722
19,000	The Walt Disney Co.	1,228,350
		5,333,334

Multi-Utilities-1.1%
50,500	CMS Energy Corp.	1,413,495

Oil, Gas & Consumable Fuels-5.0%
30,000	Enbridge, Inc.	1,333,500
40,000	HollyFrontier Corp. (a)	1,822,000
8,000	Marathon Petroleum Corp.	586,640
11,000	Occidental Petroleum Corp.	979,550
37,500	The Williams Cos., Inc.	1,281,375
13,000	Total SA	693,511
		6,696,576

Pharmaceuticals-5.6%
3,312	Mallinckrodt PLC (b)	151,988
31,000	Novartis AG-ADR (a)	2,219,910
44,001	Pfizer, Inc.	1,286,149
8,000	Roche Holding AG	1,970,933
36,400	Sanofi- ADR	1,873,872
		7,502,852

Real Estate Investment Trusts-6.2%
122,000	American Homes 4 Rent (b)(c)(d)	1,854,400
16,000	American Tower Corp.	1,132,640
65,380	Corrections Corp. of America	2,160,809
50	Nippon Building Fund, Inc.	544,888
86	Nippon Prologis REIT, Inc.	746,604
101,906	Two Harbors Investment Corp. (a)	1,022,117
85,220	Westfield Group	859,452
		8,320,910

Real Estate Management & Development-3.5%
54,612	Altisource Residential Corp. (b)	1,046,912
73,000	BR Malls Participacoes SA	647,012
57,948	Cheung Kong Holdings, Ltd.	813,675
30,500	Mitsui Fudosan Co., Ltd.	923,006
140,609	Wharf Holdings, Ltd.	1,210,177
		4,640,782

Shares	Security Description	Value

Road & Rail-3.2%
300,000	All America Latina Logistica SA	$1,159,840
15,500	Canadian Pacific Railway, Ltd. (a)	1,904,640
15,000	East Japan Railway Co.	1,208,763
		4,273,243

Semiconductors & Semiconductor Equipment-2.4%
51,000	Avago Technologies, Ltd. (a)	1,870,680
59,000	Intel Corp.	1,374,700
		3,245,380

Specialty Retail-1.2%
77,500	American Eagle Outfitters, Inc. (a)	1,522,100

Textiles, Apparel & Luxury Goods-1.1%
27,000	Coach, Inc.	1,434,510

Tobacco-1.0%
24,000	British American Tobacco PLC	1,280,041

Trading Companies & Distributors-0.5%
13,500	Wolseley PLC	646,090

Transportation Infrastructure-1.4%
522,000	Adani Ports and Special Economic Zone, Ltd.	1,073,102
14,000	Koninklijke Vopak NV	806,272
		1,879,374

Water Utilities-1.2%
36,000	American Water Works Co., Inc.	1,536,480

Wireless Telecommunication Services-1.9%
14,400	United States Cellular Corp.	571,824
64,000	Vodafone Group PLC-ADR (a)	1,916,800
		2,488,624

	Total Common Stocks (Cost $115,613,613)	126,843,506

Equity-Linked Structured Notes-2.0%

Diversified Financial Services-2.0%
40,000	Koninklijke Philips NV-Morgan Stanley BV	1,280,329
99,000	Veolia Environnement SA-Morgan Stanley BV	1,328,241
		2,608,570

	Total Equity-Linked Structured Notes (Cost $2,479,510)	2,608,570

Principal Amount

Convertible Bonds-0.0% *

Consumer Discretionary-0.0% *

$154,733	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)	20,687

	Total Convertible Bonds (Cost $55,510)	20,687

Principal Amount	Security Description	Value

Short-Term Investments-2.3%
$3,060,000	State Street Eurodollar Time Deposit, 0.01%	$3,060,000

	Total Short-Term Investments (Cost $3,060,000)	3,060,000

	Total Investments (Cost $121,208,633)-99.4%	132,532,763
	Other Assets in Excess of Liabilities-0.6%	822,205

	TOTAL NET ASSETS 100.0%	$133,354,968

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) All or a portion of the security is available to serve as collateral on the line of credit.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, securities restricted under Rule 144A had a total value of $1,854,400 which comprised 1.4% of the Fund’s net assets.
(d) Illiquid security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BHD-Malaysian equivalent to incorporated.
BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund has an investment objective to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at a fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 —	Quoted prices in active markets for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$15,105,173	$-	$-	$15,105,173
Consumer Staples	13,021,089	-	-	13,021,089
Energy	8,667,932	-	-	8,667,932
Financials	28,157,307	618,930	1,854,400	30,630,637
Health Care	14,304,000	-	-	14,304,000
Industrials	16,244,293	-	-	16,244,293
Information Technology	13,971,540	-	-	13,971,540
Materials	5,383,579	-	-	5,383,579
Telecommunication Services	4,574,116	-	-	4,574,116
Utilities	4,941,147	-	-	4,941,147
Equity-Linked Structured Notes	-	2,608,570	-	2,608,570
Short-Term Investments	-	3,060,000	-	3,060,000
Convertible Bonds	-	20,687	-	20,687
Total	$124,370,176	$6,308,187	$1,854,400	$132,532,763

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$-	$170,660	$-	$170,660
Liabilities
Forward Currency Contracts	-	(8,421)	-	(8,421)
Total	$-	$162,239	$-	$162,239

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of October 31, 2012	$265,041
Realized gain (loss)	(4,151,547)
Change in unrealized appreciation	4,069,705
Purchases	1,830,000
Sales	(158,799)
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of July 31, 2013	$1,854,400
Change in net unrealized appreciation on Level 3 holdings held at period end	$24,400

* The Fund recognizes transfers as of the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2013:

Asset	Fair Value at 07/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stocks	$1,854,400*	Discount on last transaction	Haircut	5%	5%	Fair Value would Decrease

* Represents a single security, as of July 31, 2013. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable input used in the fair value measurement of common stocks is the liquidity discount. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirement of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no Federal income or state tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

As of July 31, 2013 the net unrealized appreciation/depreciation of investments based on Federal tax costs was as follows*:

Gross appreciation on investments (excess of value over tax cost)	$15,563,785
Gross depreciation on investments (excess of tax cost over value)	$(4,239,655)
Net unrealized appreciation	$11,324,130
Cost of investments for income tax purposes	$121,208,633

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund held the following currency contracts as of July 31, 2013:

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Swiss Franc	09/18/13	5,000,000	CHF	$5,441,585	$5,404,737	$36,848
British Pound	09/18/13	3,000,000	GBP	4,696,109	4,562,297	133,812
Japanese Yen	10/30/13	395,000,000	JPY	4,027,809	4,036,230	(8,421)

					$14,003,264	$162,239

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2013

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.